Loans - Schedule of Carrying Amount of Loans Acquired (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable
Carrying amounts of loans acquired		$ 2,200,000
Florida Bank Group, Inc.
Accounts, Notes, Loans and Financing Receivable
Acquired loans		300,000
Old Florida Bancshares, Inc.
Accounts, Notes, Loans and Financing Receivable
Acquired loans		1,100,000
Georgia Commerce
Accounts, Notes, Loans and Financing Receivable
Acquired loans		800,000
Loans Acquired Without Deteriorated Credit Quality
Accounts, Notes, Loans and Financing Receivable
Carrying amounts of loans acquired		2,100,000
Loans Acquired With Deteriorated Credit Quality
Accounts, Notes, Loans and Financing Receivable
Carrying amounts of loans acquired		$ 57,800
Florida Bank Group, Inc., Old Florida Bancshares, Inc., Georgia Commerce Bancshares, Inc. | ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable
Contractually required principal and interest at acquisition	$ 2,384,114
Expected losses and foregone interest	(15,539)
Cash flows expected to be collected at acquisition	2,368,575
Acquired loans at acquisition	2,105,466
Florida Bank Group, Inc., Old Florida Bancshares, Inc., Georgia Commerce Bancshares, Inc. | Acquired Impaired Loans | Receivables Acquired with Deteriorated Credit Quality
Accounts, Notes, Loans and Financing Receivable
Contractually required principal and interest at acquisition	76,445
Expected losses and foregone interest	(11,867)
Cash flows expected to be collected at acquisition	64,578
Accretable yield	(6,823)
Acquired loans at acquisition	$ 57,755